Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,872,000.00
Previously Paid Amount	0.00
Total Fee Amount	258.52
Total Offset Amount	0.00
Net Fee	258.52
Narrative - Max Aggregate Offering Price	$ 1,872,000.00
Final Prospectus	true